Omb Approval
						Omb Number:
						3235-0570

						Expires:
						November 30, 2005

						Estimated
						average burden
						hours per
						response: 5.0



		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-CSR

Certified Shareholder Report of Registered Management
	      Investment Companies

Investment Company Act file number: 811-05807

	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of period: June 30

Date of reporting period: June 30, 2004





Item 1. Reports to Stockholders.




Semi-Annual Report
June 30, 2004

www.naicgrowthfund.com


Contents
Report to Shareowners	 	 		 2
Statement of Assets and Liabilities		 3
Statement of Operations		 		 4
Statements of Changes in Net Assets		 5
Financial Highlights		 		 6
Portfolio of Investments		 	 7
Notes to Financial Statements			10
2004 Annual Shareholders Meeting		14
NAIC Growth Fund, Inc., Board of Directors	15
Shareowner Information				15


Report to Shareowners:
June 30, 2004

The first six months of 2004 has been one of uncertainties for the stock market. Weighing on investors minds, both individual and institutional, has been the question of a pick up in inflation, oil prices, interest rates, Iraq and a Presidential election. The stock market has never liked uncertainties and those mentioned above have contributed to the narrow range that stocks have traded in during the first half of the year. Evidence of that is the performance of the popular stock averages. The S&P 500 was up 2.6% while the DJIA increased 1.6%. The Net Asset Value of the Fund was up 0.5%.

On a positive side, corporate earnings have been making good progress for the most part, some of the reports being robust. It appears that second quarter results will continue the pattern. We have also been pleased with the dividend increases that have been declared so far this year.

Changes in the portfolio in the first six months include additional purchases of 2,000 Abbott Laboratories bringing the total holding to 12,000 shares; 1,000 American International Group (11,000); 3,000 CitiGroup (18,000); 2,000 General Electric (24,000); 2,000 H.J. Heinz (16,000); 2,000 Pfizer (25,000); 4,000 PolyMedica (8,000); 2,000
State Street (10,000); 1,000 Synovus Financial (25,000) and 2,000 Teleflex (14,000). In addition, two-for-one splits were paid by Donaldson, Johnson Controls, Pentair and Stryker. We also received a spin-off of 1,200 Hospira from Abbott Laboratories. Two sales were made of Albertson's with a $64,000 loss and Invacare resulting in a gain of more than $153,000.

We look forward to having some of the uncertainties behind us in the coming months and a return to stock prices reflecting earnings and potential earnings.






Thomas E. O'Hara				   Kenneth S. Janke
 Chairman		                            President




NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of June 30, 2004 (unaudited)

ASSETS

Investment securities
   -at market value (cost $10,587,542)		       $22,060,698
Short-term investments
   -at amortized cost				         3,995,819
Cash and cash equivalents			           204,429
Dividends & interest receivable 			    41,182
Prepaid fees		  	                            15,233
Prepaid insurance		  	                     2,012

						        26,319,373
LIABILITIES

Dividends payable				    -
Accrued expenses			       (7,641)
Accounts payable				1,675
Advisor fee payable			       15,062	     9,096

TOTAL NET ASSETS			               $26,310,277


SHAREOWNERS' EQUITY

Common Stock-par value $0.001 per share;
 authorized 50,000,000 shares,
   outstanding 2,423,121 shares			    $        2,424
Additional Paid-in Capital			        14,730,256
Undistributed net investment income			    13,612
Undistributed net realized gain on investments		    90,829
Unrealized appreciation of investments		        11,473,156


SHAREOWNERS' EQUITY			               $26,310,277

NET ASSET VALUE PER SHARE			    $        10.86


See notes to financial statements


NAIC Growth Fund, Inc.
Statement of Operations
For the Period Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

   Interest					     $	    20,168
   Dividends						   204,010

							   224,178
EXPENSES

   Advisory fees				88,030
   Legal fees					34,000
   Expense reimbursement			22,848
   Insurance					12,070
   Transfer agent				12,000
   Audit fees					 8,000
   Other professional fees			 6,000
   Custodian fees				 5,500
   Directors' fees & expenses			 4,813
   Other fees & expenses			 4,750
   Printing					 4,000
   Mailing & postage				 3,000
   Annual shareowners' meeting                   1,750

   Total Expenses		                	   206,761

      Net investment income				    17,417

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Realized gain on investments:
    Proceeds from sale of investment
      securities			       744,172
    Cost of investment securities sold	       653,343
     Net realized gain on investments		            90,829
  Unrealized appreciation of investments:
    Unrealized appreciation at
       beginning of year	            10,347,031
    Unrealized appreciation at
       end of period		            11,473,156
     Net change in unrealized
	appreciation on investments	     		 1,126,125
     Net realized and unrealized gain
	on investments	                                 1,216,954

NET INCREASE FROM OPERATIONS			     $	 1,234,371

See notes to financial statements



NAIC Growth Fund, Inc.
Statements of Changes in Net Assets

                                 six months ended
			           June 30, 2004       year ended
				   (unaudited)      December 31, 2003
FROM OPERATIONS:

Net investment income	             $   17,417        $    12,596
Net realized gain on investments	 90,829		   806,949
Net change in unrealized
     appreciation on investments      1,126,125	         2,887,254
   Net increase/(decrease) from
     operations                       1,234,371 	 3,706,799

DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income	                      -		    16,990
Net realized gain from investment
     transactions	                      -	           806,949
    Total distributions	                      -		   823,939

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment			 419,422	   748,337
Cash purchases				 155,287	   314,679
    Net increase from capital
     stock transactions	                 574,709	 1,063,016
    Net increase/(decrease) in
     net assets	                       1,809,080	 3,945,876

TOTAL NET ASSETS:

Beginning of year		     $24,501,197       $20,555,321
End of period (including
     undistributed net investment
     income of 17,417 and ($3,805),
     respectively)	             $26,310,277       $24,501,197

Shares:
Shares issued to common stockholders
     under the dividend reinvestment
     plan, cash purchase plan, and
     follow-on offering	                  54,669	   104,355

Shares at beginning of year	       2,368,452	 2,264,097

Shares at end of period	               2,423,121	 2,368,452


See notes to financial statements


NAIC Growth Fund, Inc.
  Financial Highlights (a)
			   six months ended
                            June 30, 2004       years ended December 31,
                            (Unaudited)  2003  2002   2001   2000   1999

Net asset value at
   beginning of year	        $10.34  $9.08 $11.08 $11.96 $11.22 $10.86

Net investment income              .01    .01    .02    .04    .09    .08
  Net realized and unrealized
    gain (loss) on investments     .51   1.60  (1.48)  (.25)  2.18    .76
Total from investment operations   .52   1.61  (1.46)  (.21)  2.27    .84

Distribution from:
  Net investment income              -   (.01)  (.02)  (.04)  (.09)  (.09)
  Realized gains                     -   (.34)  (.52)  (.63) (1.44)  (.39)
    Total distributions              -   (.35)  (.54)  (.67) (1.53)  (.48)

Net asset value at end of
    period                      $10.86  $10.34  $9.08 $11.08 $11.96 $11.22

Per share market value,
    end of period
    last traded price (b)        $8.55   $9.50  $9.95 $10.75 $10.50 $10.00

Total Investment Return
    Annualized:
Based on market value
    1 year                    (19.00%) (1.02%)  2.10%  3.70% 30.90%  2.85%
    from inception              8.74%   9.94%  10.86% 11.66% 12.57% 10.28%
Based on net asset value
    1 year                     10.31%  18.05% (13.81%)(1.59%)27.27%  7.75%
    from inception             10.62%  10.63%  10.06% 12.42% 13.81% 13.15%

Net Assets, end of year
    (000's)      $26,310.3 $24,501.2 $20,555.3 $23,909.2 $23,927.8 $22,351.7

Ratios to average net assets
    annualized:
Ratio of expenses to
    average net assets (c)      1.62%   1.79%   1.61%  1.57%  1.25%  1.00%
Ratio of net investment income
    to average net assets (c)    .14%   .06%     .17%  0.32%  0.74%  0.70%
Portfolio turnover rate         7.08% 11.31%   11.19%  1.77% 10.61%  4.20%
Average commission rate paid
    per share                  $0.097 $0.125  $0.125  $0.125 $0.125 $0.125

(a) All per share data for all periods has been restated to reflect the effect of a 15% stock dividend which was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on Sept. 18, 2000.
(b) If there was no sale on the valuation date, the bid price for each such date is shown.
(c) For the years ended 2000, & 1999, the adviser voluntarily waived all or a portion of its fees. Had the adviser not done so in 2000, and 1999, the ratio of expenses to average net assets would have been 1.44%, & 1.37%, and the ratio of net investment income to average net assets would have been 0.55%, & 0.32%, for each of these years.



NAIC Growth Fund, Inc.
Portfolio of Investments - June 30, 2004 (unaudited)

%  Common Stock       Shares       Cost      Market

3.5	Auto Replacement

O'Reilly Auto*        20,000    $242,606    $923,600

11.7    Banking

Bank One Corp.        10,000     331,370     504,200
Citigroup             18,000     194,288     833,940
Comerica, Inc.        10,000     404,669     540,900
Huntington Banc.      25,000     238,023     569,500
Synovus Financial     25,000     263,393     628,500

2.4     Building Products

Johnson Controls      12,000      96,895     641,880

2.6     Chemicals

RPM                   25,000     287,099     377,750
Sigma Aldrich          5,000      94,937     298,450

3.6     Consumer Products

Colgate-Palmolive     10,000     200,450     586,000
Newell Rubbermaid     16,000     413,527     369,440

2.9     Electrical Equipment

General Electric      24,000     441,341     775,920

2.0     Electronics

Diebold               10,000     269,187     522,700

10.1    Ethical Drugs

Abbott Laboratories   12,000     516,377     495,600
Johnson & Johnson     15,000     614,274     836,100
Merck & Co., Inc.     10,000     359,350     473,500
Pfizer, Inc.          25,000     516,875     858,500

1.9     Financial Services

State Street Boston   10,000     167,976     486,800

6.8     Food

ConAgra               18,000     351,815     486,900
Heinz, H.J.           16,000     532,050     621,760
McCormick & Co        20,000     223,975     681,400

8.1     Hospital Supplies

Biomet Corp.          17,000     166,709     747,830
Hospira                1,200      34,252      34,248
PolyMedica             8,000     218,481     246,160
Stryker Corp.         20,000      95,500   1,096,400

2.6     Industrial Services

Donaldson Co.         24,000     162,563     681,120

6.1     Insurance

AFLAC, Inc.           20,000     143,906     810,400
American Int'l Group  11,000     266,419     784,850

2.4     Machinery

Emerson Electric      10,000     335,278     629,500

8.2     Multi Industry

Carlisle               9,000     364,086     555,840
Pentair               28,000     456,569     912,800
Teleflex              14,000     445,436     694,400

1.2     Office Supplies

Avery Dennison         5,000     264,504     321,450

1.9     Realty Trust

First Industrial
 Realty Trust         14,000     394,963     510,860

3.1     Soft Drinks

PepsiCo               15,000     335,649     805,500

2.7     Transportation

Sysco Corp.           20,000     142,750     716,000


83.8% Investment
        Securities            $10,587,542 $22,060,698

   Short-term Investments

15.3  United States Treasury Bills,
       Maturing 7/29/2004                  $3,995,819

 1.0  Misc. Cash Equivalents                  262,856
16.3%                                      $4,258,675

Total Investments                         $26,319,373

(0.1) All other assets less liabilities       (9,096)

100%  TOTAL NET ASSETS                    $26,310,277






See notes to financial statements



Top Ten Holdings - NAIC Growth Fund, 6/30/04


Company                 Market               % of
                         Value        Portfolio Investments

Stryker               $1,096,400               4.2

O'Reilly Auto            923,600               3.5

Pentair                  912,800               3.5

Pfizer Inc.              858,500               3.3

Johnson & Johnson        836,100               3.2

Citigroup                833,940               3.2

AFLAC                    810,400               3.1

PepsiCo.                 805,500               3.1

American Int. Gp.        784,850               3.0

General Electric         775,920               2.9




See notes to financial statements



NAIC Growth Fund, Inc.
Notes to Financial Statements
(1)  ORGANIZATION
The NAIC Growth Fund, Inc. (the  "Fund") was organized under
Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940.
The Fund commenced operations on July 2, 1990.

(2)  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually.
Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. If no such prices are available on the valuation date, the Board of Directors has determined the most recent market prices be used. Pursuant to Rule 2a-7 of the Investment Company Act of
1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is amortized from the date of acquisition to maturity. Investment security purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The following information is based upon Federal income tax cost of portfolio investments as of June 30, 2004:

	Gross unrealized appreciation              $ 11,538,025
	Gross unrealized depreciation		        (64,869)

    	   Net unrealized appreciation	           $ 11,473,156
	Federal income tax cost	                   $ 10,587,542

Expenses -The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee.

A director of the Fund provides services for acting as Secretary to the Fund. The fees for those services amounted to $6,000 for the period ended June 30, 2004.

(3)  MANAGEMENT ARRANGEMENTS
Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund. For the services provided under the Investment Advisory
Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Custodian and Plan Agent - Standard Federal Bank, NA (SFB) serves as the Fund's custodian pursuant to the Custodian
Agreement. As the Fund's custodian, SFB receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee. American Stock Transfer and Trust Company serves as the Fund's transfer agent and dividend disbursing agent pursuant to Transfer Agency and Dividend Disbursement Agreements. American Stock Transfer and Trust Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
The Fund has a Dividend Reinvestment and Cash Purchase Plan
(the "Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, if on the valuation date the net asset value per share is lower than the market price at the close of trading on that day, then the Plan Agent will elect on behalf of the shareowners who are participants of the Plan to take the dividends in newly issued shares of the Fund's common stock. If net asset value exceeds the market price on the valuation date, the Plan Agent will elect to receive cash dividends, and will promptly buy shares of the Fund's common stock on whatever market is consistent with best price and execution. The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)  DISTRIBUTIONS TO SHAREOWNERS
No distributions were made this year to date. The tax character of distributions paid during 2003 and 2002 was as follows:

					  2003                 2002
Distributions paid from:
   Ordinary income                     $ 16,990           $   43,435
   Long-term capital gain               806,949            1,181,894
                                       $823,939           $1,225,329


As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income                            $    13,612
Unrealized appreciation                                  $11,473,156

(6)  Investment transactions
Purchases and sales of securities, other than short-term securities for the period ended June 30, 2004, were $1,545,227 and $744,172, respectively.

(7)  FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.



2004 ANNUAL SHAREHOLDERS MEETING

The 2004 annual meeting of shareholders was held on April 15, 2004 for the following purposes:

1.  To elect a Board of eight (8) Directors;

2. To ratify or reject the selection of Plante & Moran, PLLC as independent auditors of the Fund for the calendar year ending
December 31, 2004.

The following Directors were elected for Proposal 1:  Thomas
O'Hara, Kenneth Janke, Lewis Rockwell, Carl Holth, Peggy Schmeltz, Benedict Smith, James Lane, and Luke Sims. For Proposal 2, shareholders ratified the selection of Plante & Moran, PLLC as independent accountants of the Fund.


Tabulation Report

Proposal 1 - Election of Directors

			     For      Against   Abstain  Withheld

Thomas O'Hara	          1,721,908    36,168
Kenneth Janke		  1,721,726    36,352
Lewis Rockwell		  1,722,813    35,268
Carl Holth	          1,732,419    25,661
Peggy Schmeltz		  1,721,271    36,808
Benedict Smith		  1,725,246    32,834
James Lane	          1,724,115    33,966
Luke Sims		  1,731,969    26,111


Proposal 2 - Selection of
    Plante & Moran, PLLC  1,719,429    11,849     26,798

Total shares issued and outstanding
    on record date:       2,410,210


NAIC Growth Fund, Inc.
Board of Directors

Thomas E. O'Hara
Chairman,
Highland Beach, FL


Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI


Carl A. Holth
Director,
Clinton Twp., MI


Kenneth S. Janke
President,
Bloomfield Hills, MI


Benedict J. Smith
Director,
Birmingham, MI


James M. Lane
Director,
Highland Beach, FL


Peggy L. Schmeltz
Director,
Bowling Green, OH


Luke E. Sims
Director,
Milwaukee, WI


Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago Stock Exchange is GRF. You may wish to visit the Chicago Stock Exchange web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commissions. Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038 Telephone 1-800-937-5449

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures should be written to American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038 Telephone 1-800-937-5449

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-275-6242; (2) on the Fund's website at www.naicgrowthfund.com; and
(3) on the Securities and Exchange Commission website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling 877-275-6242, (2) on the Fund's website at www.naicgrowthfund.com; and (3) on the Securities and Exchange Commission website at http://www.sec.gov.

NAIC Growth Fund, Inc. files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Forms N-Q are also available on the Fund's website at www.naicgrowthfund.com or without charge, upon request, by calling 877-275-6242.

Shareowners or individuals wanting general information or having questions, write NAIC Growth Fund, Inc., P.O. Box 220, Royal Oak,
Michigan 48068. Telephone 877-275-6242 or visit us at our website at www.naicgrowthfund.com.


ITEM 2. CODE OF ETHICS.

Not required for the semi-annual report


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for the semi-annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the semi-annual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for the semi-annual report

ITEM 6. Schedule of Investments

The Fund's schedule of investments is included as part of the report to shareholders filed under Item 1 of the this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required for the semi-annual report.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (i) As of August 13, 2004, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's controls and procedures are adequately and effectively designed to insure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files is accumulated and communicated to the registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 6 months ending June 30, 2004 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS:

(A)(1) 	Not applicable.

(A)(2) Separate certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Act.

(A)(3)	Not applicable.

(B)	Certification Pursuant to 18 U.S.C. Section 1350.




                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: August 25, 2004

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: August 25, 2004